Retirement and Severance Benefits (Amounts recognized in accumulated other comprehensive loss) (Details) (JPY ¥) In Millions	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Prior service benefit	¥ (22,964)	¥ (129,918)	¥ (153,502)
Actuarial loss	(94,364)	618,905	655,669
Total		¥ 488,987	¥ 502,167